Cover	Jul. 23, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 23, 2026
Entity Registrant Name	POPULAR, INC.
Entity Incorporation, State or Country Code	PR
Entity File Number	001-34084
Entity Tax Identification Number	66-0667416
Entity Address, Address Line One	209 Muñoz Rivera Avenue
Entity Address, City or Town	Hato Rey
Entity Address, Country	PR
Entity Address, Postal Zip Code	00918
City Area Code	(787)
Local Phone Number	765-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000763901
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	BPOP
Security Exchange Name	NASDAQ
Cumulative Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	6.125% Cumulative Monthly Income Trust Preferred Securities
Trading Symbol	BPOPM
Security Exchange Name	NASDAQ